FV Measurements (Hybrid Notes) (Narrative) (Details) - Net investment in United States dollar denominated operations $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Hybrid Instruments [Line Items]
Hybrid Notes as a hedge of the foreign currency exposure			$ 1.2	$ 1.2
After-tax foreign currency gain (loss)	$ 82	$ (139)